Capital Stock (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Stock [Abstract]
Basic earnings (loss) per share	$ (0.64)	$ (1.32)	$ 0.25
Diluted earnings (loss) per share	$ (0.64)	$ (1.32)	$ 0.24